UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8443

Salomon Brothers Variable Series Funds Inc

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 725-6666

Date of fiscal year end: December 31

Date of reporting period: June 30, 2004

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual

Report

2004

June 30, 2004

♦	SMALL CAP GROWTH FUND

MORNING EDITION.—NEW YORK,
SAGAX.Q
11.93 +.16
SINAX.Q
21.99 +.41
13.02
J. K. RICE, JR. & CO.

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

DEAR SHAREHOLDER,

After a torrid second half of 2003, the equity markets took a breather in the first half of this year. Markets typically abhor uncertainty, so as the year progressed, investors grew increasingly lethargic amid questions over Iraq, global terrorism, a rise in oil prices, interest rates, inflation, and the presidential election. The good news — solid corporate earnings, the improving economy, renewed job growth, and the still low level of interest rates — largely was ignored. As a result, stock market returns for the first six months of 2004 generally were modest, as opposed to the strong, double-digit gains late last year.

As was the case in 2003, small- and mid-capitalization stocks generally outperformed their larger brethren in the first half of this year. Value- and growth-oriented stocks frequently traded short-term performance leadership during the past six months, but value stocks slightly outperformed growth stocks over the full six-month period. The performance of foreign stock markets in the first half largely was in-line with that of the broad U.S. market.

Stocks continued to outpace bonds in the first half of the year. Bonds generally suffered, particularly during the spring, due to heightened worries about resurgent inflation, rising rates, and anticipation that the Federal Reserve Bank (“Fed”) would begin to raise key short-term rates after a long accommodative stance on monetary policy. Indeed, the Fed edged up its federal funds target ratei at the end of June to 1.25%. Over the six-month period, bonds generally experienced slightly negative returns.

After a sharp drop early in the year, by the end of the period the U.S. Consumer Confidence Indexii rose to levels not seen since June of 2002. The domestic unemployment rate held steady for the six-month period, but the rate of job growth slowediii following a strong increase in the first three months of the year. Real (inflation-adjusted) gross domestic productiv increased at an annual rate of 3.9% in the first fiscal quarter of 2004, the most recent figure available at the close of the period, down slightly from the 4.1% increase seen in the last quarter of 2003.v

PERFORMANCE UPDATE1

Within this environment, the fund performed as follows: During the six-month period ended June 30, 2004, the Class I shares of the fund returned 2.61%. The fund underperformed both its benchmarks, the unmanaged Russell 2000 Growth Indexvi and the unmanaged Russell 2000 Indexvii, which returned 5.68% and 6.76%, respectively, for the same period. The fund’s Lipper small-cap core variable funds category average returned 6.77%.2

FUND PERFORMANCE

AS OF JUNE 30, 2004

6 Months

Small Cap Growth Fund — Class I Shares	2.61%

Russell 2000 Growth Index	5.68%

Russell 2000 Index	6.76%

Lipper Small-Cap Core Variable Funds Category Average	6.77%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

The performance returns set forth above do not reflect the reduction of initial charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund.

INFORMATION ABOUT YOUR FUND

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission (“SEC”) and the U.S. Attorney relating to Citigroup Asset Management’s entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily the Smith Barney family of mutual funds. This internal transfer agent did not provide services to the fund. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

[1]	The fund is an underlying investment option of various variable annuity products. A variable annuity product is a contract issued by an insurance company where the annuity premium (a set amount of dollars) is immediately turned into units of a portfolio of securities. Upon retirement, the policyholder is paid according to accumulated units whose dollar value varies according to the performance of the securities within the sub accounts. Its objective is to preserve, through investment, the purchasing value of the annuity, which otherwise is subject to erosion through inflation. The fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts such as administrative fees, account charges and surrender charges, which if reflected, would reduce the performance of the fund. Past performance is no guarantee of future results.
[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 105 funds in the small-cap core variable funds category including the reinvestment of dividends and capital gains, if any.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,
R. Jay Gerken, CFA Chairman, President and Chief Executive Officer July 23, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Investments in small- and medium-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. These risks are magnified in emerging or developing markets.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
ii	Source: June 2004 Consumer Conference Index, the Conference Board.
iii	Source: Department of Labor, May 7, 2004.
iv	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
[v]	Source: Bureau of Economic Analysis, U.S. Department of Commerce, June 25, 2004.
vi	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
vii	The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

Schedule of Investments

June 30, 2004 (unaudited)

Shares	Security	Value
COMMON STOCK — 93.2%
CONSUMER DISCRETIONARY — 9.3%
Hotels, Restaurants & Leisure — 3.3%
21,200	Applebee’s International, Inc.	$488,024
14,010	CBRL Group, Inc.	432,208
8,330	Red Robin Gourmet Burgers Inc. (a)(b)	227,992
11,560	Station Casinos, Inc. (b)	559,504

		1,707,728

Leisure Equipment & Products — 0.5%
13,090	Marvel Enterprises, Inc. (a)	255,517

Media — 1.4%
2,710	Carmike Cinemas, Inc. (a)	106,910
14,340	Citadel Broadcasting Co. (a)	208,934
15,190	Spanish Broadcasting System, Inc. (a)	141,419
37,632	UnitedGlobalCom, Inc. (a)(b)	273,208

		730,471

Multi-Line Retail — 0.3%
11,780	99 Cents Only Stores (a)(b)	179,645

Specialty Retail — 1.8%
18,150	The Gymboree Corp. (a)	278,784
10,300	The Men’s Wearhouse, Inc. (a)	271,817
11,120	The Sports Authority, Inc. (a)(b)	399,208

		949,809

Textiles & Apparel — 2.0%
5,900	Kellwood Co.	256,945
10,870	Reebok International Ltd.	391,103
26,400	Tommy Hilfiger Corp. (a)	399,696

		1,047,744

	TOTAL CONSUMER DISCRETIONARY	4,870,914

CONSUMER STAPLES — 2.2%
Food & Drug Retailing — 0.7%
16,330	7-Eleven, Inc. (a)	291,490
4,840	Duane Reade Inc. (a)	79,037

		370,527

Food Products — 1.3%
21,300	Hain Celestial Group, Inc. (a)	385,530
8,260	Ralcorp Holdings, Inc. (a)	290,752

		676,282

Personal Products — 0.2%
3,820	Chattem, Inc. (a)	110,283

	TOTAL CONSUMER STAPLES	1,157,092

ENERGY — 4.2%
Energy Equipment & Services — 2.1%
20,610	Key Energy Services, Inc. (a)	194,558
29,160	Pride International, Inc. (a)	498,928
15,860	Rowan Cos., Inc. (a)	385,874

		1,079,360

Oil & Gas — 2.1%
5,950	Forest Oil Corp. (a)	162,554
14,970	Patina Oil & Gas Corp.	447,154

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Shares	Security	Value
Oil & Gas — 2.1% (continued)
11,270	Plains Exploration & Production Co. (a)	$206,805
11,510	Whiting Petroleum Corp. (a)	289,477

		1,105,990

	TOTAL ENERGY	2,185,350

FINANCIALS — 10.8%
Banks — 4.9%
4,100	Banknorth Group, Inc.	133,168
1,800	City National Corp.	118,260
3,800	Commerce Bancorp, Inc. (b)	209,038
13,420	Cullen/Frost Bankers, Inc.	600,545
5,390	Downey Financial Corp.	287,018
8,400	East West Bancorp, Inc.	257,880
6,490	Investors Financial Services Corp. (b)	282,834
3,740	UCBH Holdings, Inc.	147,805
10,560	Westamerica Bancorp.	553,872

		2,590,420

Diversified Financials — 1.1%
11,505	Affiliated Managers Group, Inc. (a)(b)(c)	579,507

Insurance — 1.8%
3,130	Aspen Insurance Holdings Ltd (a)	72,710
3,450	Brown & Brown, Inc.	148,695
9,780	IPC Holdings, Ltd. (c)	361,175
4,800	PartnerRe Ltd. (b)	272,304
3,630	Platinum Underwriters Holdings, Ltd.	110,461

		965,345

Real Estate — 3.0%
6,990	Alexandria Real Estate Equities, Inc.	396,892
20,450	American Financial Realty Trust	292,230
7,090	Ashford Hospitality Trust Inc. (a)	59,202
330	CenterPoint Properties Trust	25,328
6,030	Cousins Properties, Inc.	198,688
12,700	PS Business Parks Inc.	511,048
4,840	United Dominion Realty Trust, Inc.	95,735

		1,579,123

	TOTAL FINANCIALS	5,714,395

HEALTHCARE — 22.6%
Biotechnology — 3.8%
53,090	BioMarin Pharmaceuticals Inc. (a)(b)	318,540
18,000	Medarex, Inc. (a)(b)	131,220
56,710	Transkaryotic Therapies, Inc. (a)(b)	848,382
26,200	United Therapeutics Corp. (a)(b)	672,030

		1,970,172

Healthcare Equipment & Supplies — 8.1%
35,470	Advanced Medical Optics, Inc. (a)(b)	1,509,958
28,970	Cytyc Corp. (a)	734,969
10,030	Dade Behring Holdings, Inc. (a)	476,626
50,380	DJ Orthopedics Inc. (a)	1,158,740

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Shares	Security	Value
Healthcare Equipment & Supplies — 8.1% (continued)
14,300	Laserscope (a)	$393,965

		4,274,258

Healthcare Providers & Services — 5.1%
5,900	AMERIGROUP Corp. (a)	290,280
18,550	Community Health Systems Inc. (a)	496,584
11,823	D & K Healthcare Resources, Inc.	141,876
29,200	Isolagen Inc. (a)(b)	300,176
22,100	PacifiCare Health Systems (a)	854,386
22,130	Province Healthcare Co. (a)	379,530
21,700	WebMD Corp. (a)(b)	202,244

		2,665,076

Pharmaceuticals — 5.6%
200	InKine Pharmaceutical Co., Inc. (a)	774
28,860	InterMune Inc. (a)(b)	445,021
43,140	Ista Pharmaceuticals Inc. (a)	450,813
54,750	Nektar Therapeutics (a)	1,092,810
40,970	NPS Pharmaceuticals, Inc. (a)(b)	860,370
4,910	Penwest Pharmaceuticals Co. (a)(b)	62,897

		2,912,685

	TOTAL HEALTHCARE	11,822,191

INDUSTRIALS — 6.5%
Aerospace & Defense — 1.0%
37,080	Aeroflex Inc. (a)	531,356

Commercial Services & Supplies — 2.1%
80,780	ActivCard Corp. (a)	586,463
23,970	CSG Systems International, Inc. (a)	496,179

		1,082,642

Construction & Engineering — 0.8%
15,630	Chicago Bridge & Iron Company N.V.	435,296

Machinery — 1.1%
14,850	AGCO Corp. (a)	302,494
14,700	Stewart & Stevenson Services, Inc.	263,424

		565,918

Trading Companies & Distributors — 1.5%
23,780	MSC Industrial Direct Co. (b)	780,935

	TOTAL INDUSTRIALS	3,396,147

INFORMATION TECHNOLOGY — 29.7%
Communications Equipment — 6.5%
266,580	ADC Telecommunications, Inc. (a)	757,087
62,210	Arris Group Inc. (a)	369,527
16,060	Avocent Corp. (a)	590,044
178,890	Enterasys Networks, Inc. (a)	377,458
51,100	Foundry Networks, Inc. (a)	718,977
30,330	McDATA Corp., Class A Shares (a)(b)	163,175
23,880	Tekelec (a)	433,900

		3,410,168

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Shares	Security	Value
Computers & Peripherals — 3.8%
38,630	Cray, Inc. (a)(b)	$255,731
35,210	Electronics for Imaging, Inc. (a)	995,035
44,330	Innovex, Inc. (a)(b)	202,588
19,040	PalmSource, Inc. (a)	326,346
102,350	Silicon Graphics, Inc. (a)(b)	225,170

		2,004,870

Electronic Equipment & Instruments — 2.4%
19,400	Benchmark Electronics, Inc. (a)	564,540
31,590	Exar Corp. (a)	463,109
17,490	Plexus Corp. (a)	236,115

		1,263,764

Internet Software & Services — 3.6%
14,980	Digitas Inc. (a)	165,229
17,600	Motive, Inc. (a)	181,632
64,000	Netegrity Inc. (a)	541,440
35,970	Netgear, Inc. (a)(b)	386,318
14,750	Openwave Systems Inc. (a)(b)	187,325
25,090	RADWARE Ltd. (a)	427,784

		1,889,728

IT Consulting & Services — 0.7%
14,300	ProQuest Co. (a)(b)	389,675

Semiconductor Equipment & Products — 4.9%
68,760	Adaptec, Inc. (a)	581,710
13,990	Integrated Circuit Systems Inc. (a)	379,968
50,390	White Electronic Designs Corp. (a)	264,044
311,870	Zarlink Semiconductor Inc. (a)	1,347,278

		2,573,000

Software — 7.8%
53,815	Activision Inc. (a)	855,658
95,510	Borland Software Corp. (a)	810,880
39,030	Network Associates, Inc. (a)	707,614
61,880	Novell, Inc. (a)	519,173
9,300	Take-Two Interactive Software, Inc. (a)(b)	284,952
106,530	TIBCO Software Inc. (a)	900,178

		4,078,455

	TOTAL INFORMATION TECHNOLOGY	15,609,660

MATERIALS — 3.8%
Chemicals — 2.6%
6,750	Cytec Industries Inc. (a)	306,788
16,180	Georgia Gulf Corp.	580,215
4,390	Minerals Technologies Inc.	254,620
4,520	The Valspar Corp.	227,989

		1,369,612

Metals & Mining — 1.2%
14,100	Apex Silver Mines Ltd. (a)	240,405
19,150	Compass Minerals International, Inc.	371,127

		611,532

	TOTAL MATERIALS	1,981,144

See Notes to Financial Statements.

Schedule of Investments

June 30, 2004 (unaudited) (continued)

Shares	Security	Value
TELECOMMUNICATION SERVICES — 3.3%
Diversified Telecommunication Services — 3.0%
77,130	Cincinnati Bell Inc. (a)	$342,457
34,400	Citizens Communications Co. (a)(b)	416,240
10,360	Commonwealth Telephone Enterprises, Inc. (a)(b)	463,817
7,750	SpectraSite, Inc. (a)	334,955

		1,557,469

Wireless Telecommunication Services — 0.3%
9,100	Nextel Partners, Inc. (a)(b)	144,872

	TOTAL TELECOMMUNICATION SERVICES	1,702,341

UNCLASSIFIED — 0.1%
Unclassified — 0.1%
2,600	Design Within Reach Inc. (a)	42,718
300	Life Time Fitness, Inc. (a)	6,300

	TOTAL UNCLASSIFIED	49,018

UTILITIES — 0.7%
Gas Utilities — 0.7%
17,730	Southern Union Co. (a)	373,748

	TOTAL COMMON STOCK (Cost — $44,769,673)	48,862,000

Face Amount
REPURCHASE AGREEMENT — 6.8%
$3,590,000	Deutsche Bank, Inc. dated 6/30/04, 1.400% due 7/1/04; Proceeds at maturity — $3,590,140; (Fully collateralized by Federal Home Loan Mortgage Corporation Notes, 0.00% to 12.80% due 3/15/14 to 6/15/34; Market value — $3,661,800) (Cost — $3,590,000)	3,590,000

	TOTAL INVESTMENTS — 100.0% (Cost — $48,359,673*)	$52,452,000

LOANED SECURITIES COLLATERAL
7,610,371	State Street Navigator Securities Lending Trust Prime Portfolio (Cost — $7,876,112)	$7,876,112

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (See Note 6).
(c)	All or a portion of this security is segregated as collateral for open futures contracts.
*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Statement of Assets and Liabilities

June 30, 2004 (unaudited)

ASSETS:
Investments, at value (Cost — $48,359,673)	$52,452,000
Loaned securities collateral, at value (Cost — $7,876,112) (Note 6)	7,876,112
Cash	221
Receivable for Fund shares sold	217,172
Dividends and interest receivable	7,534
Receivable from broker — variation margin	5,775

Total Assets	60,558,814

LIABILITIES:
Payable for loaned securities collateral (Note 6)	7,876,112
Payable for securities purchased	172,578
Management fee payable	30,711
Administration fee payable	2,047
Accrued expenses	33,246

Total Liabilities	8,114,694

Total Net Assets	$52,444,120

NET ASSETS:
Par value of capital shares	$4,171
Capital paid in excess of par value	49,191,940
Accumulated net investment loss	(4,014)
Accumulated net realized loss from investment transactions and futures contracts	(881,761)
Net unrealized appreciation of investments and futures contracts	4,133,784

Total Net Assets	$52,444,120

Shares Outstanding — Class I Shares	4,170,941

Net Asset Value — Class I Shares	$12.57

See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended June 30, 2004 (unaudited)

INVESTMENT INCOME:
Dividends	$210,694
Interest	32,792
Less: Foreign withholding tax	(173)

Total Investment Income	243,313

EXPENSES:
Management fee (Note 2)	179,546
Custody	17,901
Audit and legal	16,524
Shareholder communications	13,463
Administration fee (Note 2)	11,970
Directors’ fees	5,222
Registration fees	373
Transfer agency services	49
Other	2,493

Total Expenses	247,541

Net Investment Loss	(4,228)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 3 AND 5):
Realized Gain From:
Investment transactions	2,015,587
Futures contracts	188,588

Net Realized Gain	2,204,175

Change in Net Unrealized Appreciation of Investments and Futures Contracts:
Beginning of period	5,366,821
End of period	4,133,784

Decrease in Net Unrealized Appreciation	(1,233,037)

Net Gain on Investments and Futures Contracts	971,138

Increase in Net Assets From Operations	$966,910

See Notes to Financial Statements.

Statements of Changes in
Net Assets

For the Six Months Ended June 30, 2004 (unaudited)

and the Year Ended December 31, 2003

	2004	2003
OPERATIONS:
Net investment loss	$(4,228)	$(138,848)
Net realized gain (loss)	2,204,175	(28,141)
Increase (decrease) in net unrealized appreciation	(1,233,037)	9,989,220
Net realized gain on investments and reimbursement from the Manager related to prospectus restrictions (Note 9)	—	98,948

Increase in Net Assets From Operations	966,910	9,921,179

FUND SHARE TRANSACTIONS (NOTE 8):
Net proceeds from sale of shares	14,092,519	24,677,935
Cost of shares reacquired	(4,650,735)	(8,611,070)

Increase in Net Assets From Fund Share Transactions	9,441,784	16,066,865

Increase in Net Assets	10,408,694	25,988,044

NET ASSETS:
Beginning of period	42,035,426	16,047,382

End of period*	$52,444,120	$42,035,426

* Includes undistributed net investment income of:	—	$214

* Includes accumulated net investment loss of:	$(4,014)	—

See Notes to Financial Statements.

Notes to Financial Statements

(unaudited)

1.  Organization and Significant Accounting Policies

Salomon Brothers Variable Small Cap Growth Fund (“Fund”) is a separate diversified investment fund of the Salomon Brothers Variable Series Funds Inc (“Company”) whose primary investment objective is to seek long-term growth of capital. The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company and consists of this Fund and six other investment funds: Salomon Brothers Variable Large Cap Growth Fund, Salomon Brothers Variable All Cap Fund, Salomon Brothers Variable Total Return Fund, Salomon Brothers Variable High Yield Bond Fund, Salomon Brothers Variable Strategic Bond Fund and Salomon Brothers Variable Investors Fund. The financial statements and financial highlights for the other investment funds are presented in separate shareholder reports. The Fund and the other investment funds of the Company are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including the affiliates of the investment manager, and qualified pension and retirement plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”); (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities traded in the over-the-counter market and securities for which no sales price was reported are valued at the mean of the current bid and asked prices; debt securities are valued using either prices or estimates of market values provided by market makers or independent pricing services; securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are recorded as currency gains or losses; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve the Fund from substantially all Federal income and excise taxes; (k) class specific expenses are charged to each class; management fees and general expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.  Management Agreement and Transactions with Affiliated Persons

Salomon Brothers Asset Management Inc (“SBAM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Fund. Under the investment management agreement, the Fund pays SBAM an investment management fee calculated at the annual rate of 0.75% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Notes to Financial Statements

(unaudited) (continued)

Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup, serves as administrator to the Fund. As compensation for its services, the Fund pays SBFM an administration fee calculated at an annual rate of 0.05% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund’s distributor.

The Fund has adopted a Rule 12b-1 distribution plan for Class II shares. Under the plan, Class II shares of the Fund are subject to a distribution fee of 0.25% of the average daily net assets of that class.

For the six months ended June 30, 2004, CGM and its affiliates did not receive any brokerage commissions.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

3.  Investments

During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

Purchases	$38,947,519

Sales	$26,408,927

At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,664,889
Gross unrealized depreciation	(2,572,562)

Net unrealized appreciation	$4,092,327

4.  Repurchase Agreements

When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

5.  Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract.

Notes to Financial Statements

(unaudited) (continued)

The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At June 30, 2004, the Fund had the following open futures contracts:

Contracts to Buy	Number of Contracts	Expiration	Basis Value	Market Value	Unrealized Gain
Russell 2000	3	9/04	$847,068	$888,525	$41,457

6.  Lending of Securities

The Fund may lend its securities to brokers, dealers and other financial organizations. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash or other liquid securities that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2004, the Fund loaned securities having a market value of $7,610,371. The Fund received cash collateral amounting to $7,876,112, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended June 30, 2004 was $9,695.

7.  Line of Credit

The Fund, along with other affiliated funds, entered into an agreement with a bank which allows the funds collectively to borrow up to $100 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 2004, the commitment fee allocated to the Fund was $900. Since the line of credit was established there have been no borrowings.

8.  Capital Stock

At June 30, 2004, the Company had 10,000,000,000 shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

Transactions in Class I shares were as follows:

	Six Months Ended June 30, 2004	Year Ended December 31, 2003
Shares sold	1,109,944	2,324,091
Shares reacquired	(371,072)	(843,415)

Net Increase	738,872	1,480,676

The Fund created Class II shares on August 30, 2002. Prior to that date, the Fund issued one class of shares, which, as of August 30, 2002, has been designated Class I shares. As of June 30, 2004, the Fund had not issued any Class II shares.

Notes to Financial Statements

(unaudited) (continued)

9.  Prospectus Restriction

The Fund has an investment policy of investing at least 80% of its net assets in equity securities of small cap companies and related investments. The Fund considers small cap companies to be those with market capitalizations within the range of the market capitalizations of the companies in the Russell 2000 Growth Index (“Index”) at the time of investment. Subsequent to a reconstitution of the Russell 2000 Growth Index in July 2003, the Fund purchased securities of certain companies with market capitalizations that were not similar to the companies in the Index, resulting in less than 80% of the Fund’s net assets being invested in equity securities of small cap companies and related investments for a period of time.

The Fund sold certain securities of issuers with market capitalizations not similar to the companies in the Index to achieve compliance with its investment policy resulting in a net realized gain to the Fund of $60,647. Additionally, the Manager has agreed to reimburse the Fund for certain losses on investments that were acquired in violation of its investment policy in the amount of $38,301.

10.  Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission (“SEC”) that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management (“CAM”), including its applicable investment advisory companies and Citicorp Trust Bank (“CTB”), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds. CTB did not provide services to the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB’s entry in 1999 into the transfer agency business, CAM’s retention of, and agreements with an unaffiliated sub-transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM’s failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM’s operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of the payment. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund.

11.  Subsequent Event

Effective August 1, 2004, Variable Small Cap Growth Fund will no longer pay an administrative fee. The terms of the amended Administration Agreement are the same in all other material respects as those of the current Administration Agreement.

Financial Highlights

For a share of capital stock outstanding for each year ended December 31, unless otherwise noted:

	Class I Shares
	2004(1)		2003(2)	2002	2001	2000	1999(3)
Net Asset Value, Beginning of Period	$12.25		$ 8.22	$12.59	$13.57	$12.16	$10.00

Income (Loss) From Operations:
Net investment income (loss) (4)	(0.00	)*	(0.06)	(0.04)	(0.04)	(0.02)	0.00	*
Net realized and unrealized gain (loss)	0.32		4.09	(4.33)	(0.94)	2.04	2.16

Total Income (Loss) From Operations	0.32		4.03	(4.37)	(0.98)	2.02	2.16

Less Distributions From:
Net investment income	—		—	—	—	(0.00)*	—
Net realized gains	—		—	—	—	(0.61)	—
Capital	—		—	—	—	(0.00)*	—

Total Distributions	—		—	—	—	(0.61)	—

Net Asset Value, End of Period	$12.57		$12.25	$ 8.22	$12.59	$13.57	$12.16

Total Return (5)(6)	2.61	%‡	49.03%	(34.71)%	(7.22)%	16.73%	21.60	%‡
Net Assets, End of Period (000s)	$52,444		$42,035	$16,047	$16,292	$9,064	$1,801
Ratios to Average Net Assets:
Expenses (4)(7)	1.03	%†	1.26%	1.30%	1.47%	1.50%	1.50	%†
Net investment income (loss)	(0.02	)†	(0.58)	(0.47)	(0.47)	(0.23)	0.16	†
Portfolio Turnover Rate	61%		147%	78%	102%	109%	16%

(1)	For the six months ended June 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	For the period November 8, 1999 (commencement of operations) to December 31, 1999.
(4)	SBAM has waived all or a portion of its management fees for the year ended December 31, 2000 and the period ended December 31, 1999. In addition, SBAM reimbursed the Fund for $12,692 and $27,494 in expenses for the year ended December 31, 2000 and the period ended December 31, 1999, respectively. If such fees were not waived and expenses not reimbursed, the per share changes to net investment income (loss) and the actual expense ratios would have been as follows:

	Decrease (Increase) to Net Investment Income (Loss) Per Share	Expense Ratios Without Fee Waivers and Expense Reimbursements
2000	$(0.07)	2.52%
1999	0.20	16.36	†

(5)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns may also reflect a voluntary expense limitation imposed by SBAM to limit total Fund operating expenses. Absent this expense limitation, total returns for the Fund would be lower. Expense limitations may be revised or terminated. Past performance is no guarantee of future results.
(6)	For the year ended December 31, 2003, 0.12% of the Fund’s total return resulted from investments not meeting the investment policy of the Fund.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.50%.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

Salomon Brothers Variable Series Funds Inc

Directors

CAROL L. COLMAN

DANIEL P. CRONIN

LESLIE H. GELB

R. JAY GERKEN, CFA

Chairman

WILLIAM R. HUTCHINSON

RIORDAN ROETT

JESWALD W. SALACUSE

Officers

R. JAY GERKEN, CFA

President and Chief Executive Officer

ANDREW B. SHOUP

Senior Vice President and

Chief Administrative Officer

FRANCES M. GUGGINO

Chief Financial Officer and Treasurer

ALAN J. BLAKE

Executive Vice President

JAMES E. CRAIGE, CFA

Executive Vice President

JOHN G. GOODE

Executive Vice President

PETER J. HABLE

Executive Vice President

ROGER M. LAVAN, CFA

Executive Vice President

BETH A. SEMMEL, CFA

Executive Vice President

PETER J. WILBY, CFA

Executive Vice President

GEORGE J. WILLIAMSON

Executive Vice President

ANDREW BEAGLEY

Vice President, Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer*

JOSEPH T. VOLPE

Controller

ROBERT I. FRENKEL

Secretary and Chief Legal Officer

*	Chief Compliance Officer as of July 29, 2004.

Investment Manager

Salomon Brothers Asset Management Inc

399 Park Avenue

New York, New York 10022

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

Legal Counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, New York 10017-3954

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1177 Avenue of the Americas

New York, New York 10036

Salomon Brothers Variable Series Funds Inc

Salomon Brothers Variable Small Cap Growth Fund

The Fund is a separate investment fund of the Salomon Brothers Variable Series Funds Inc, a Maryland corporation.

This report is submitted for the general information of the shareholders of Salomon Brothers Variable Small Cap Growth Fund.

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling
1-800-446-1013 and (2) on the SEC’s web site at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at
1-800-446-1013 and by visiting the SEC’s web site at www.sec.gov.

399 PARK AVENUE  •  NEW YORK, NEW YORK 10022

04-7060

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Variable Series Funds Inc

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Variable Series Funds Inc

Date: September 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Salomon Brothers Variable Series Funds Inc

Date: September 8, 2004

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Salomon Brothers Variable Series Funds Inc

Date: September 8, 2004